                       AIM COMBINATION STOCK & BOND FUNDS

             AIM CORE STOCK FUND (FORMERLY INVESCO CORE EQUITY FUND) AIM TOTAL RETURN FUND (FORMERLY INVESCO TOTAL RETURN FUND)

                           Supplement dated October 27, 2004
     to the Statement of Additional Information dated November 25, 2003 as supplemented December 16, 2003, January 16, 2004, March 3, 2004, March 19, 2004,
 April 6, 2004, May 18, 2004, July 1, 2004, July 16, 2004, September 28, 2004,
                    September 30, 2004 and October 12, 2004

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "INDEPENDENT TRUSTEES" on page 44 in the Statement of Additional Information:

"Independent Trustees

------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)                                     NUMBER OF
                                    HELD WITH                                       FUNDS IN THE
                                    TRUST, TERM OF      PRINCIPAL                   FUND
                                    OFFICE(1) AND       OCCUPATION(S)               COMPLEX             OTHER
NAME, ADDRESS, AND YEAR             LENGTH OF TIME      DURING PAST FIVE            OVERSEEN BY         DIRECTORSHIPS
OF BIRTH                            SERVED(2)           YEARS(2)                    TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett(3) - 1944         Trustee and         Chairman, Crockett          114                 ACE Limited
11 Greenway Plaza                   Chair(4)            Technology Associates                           (insurance
Suite 100                                               (technology consulting                          company); and
Houston, Texas 77046                                    company)                                        Captaris, Inc.
                                                                                                        (unified
                                                                                                        messaging
                                                                                                        provider)"

The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "Interested Trustees and Officers" on page 46 in the Statement of Additional Information:


"Interested Trustees and Officers

------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)                                     NUMBER OF
                                    HELD WITH                                       FUNDS IN THE
                                    TRUST, TERM OF      PRINCIPAL                   FUND
                                    OFFICE(1) AND       OCCUPATION(S)               COMPLEX             OTHER
NAME, ADDRESS, AND YEAR             LENGTH OF TIME      DURING PAST FIVE            OVERSEEN BY         DIRECTORSHIPS
OF BIRTH                            SERVED(2)           YEARS(2)                    TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Robert H. Graham(5) - 1946          Trustee and         Director and Chairman,      114                 None"
11 Greenway Plaza                   President(4)        A I M Management Group
Suite 100                                               Inc. (financial services
Houston, Texas 77046                                    holding company); Director
                                                        and Vice Chairman,
                                                        AMVESCAP PLC and Chairman
                                                        of AMVESCAP PLC - AIM
                                                        Division (parent of AIM
                                                        and a global investment
                                                        management firm);
                                                        formerly, President and
                                                        Chief Executive Officer,
                                                        A I M Management group
                                                        Inc.; Director, Chairman,
                                                        and President, A I M
                                                        Advisors, Inc. (registered
                                                        investment advisor);
                                                        Director and Chairman,
                                                        A I M Capital Management,
                                                        Inc. (registered
                                                        investment advisor).

                                                        A I M Distributors, Inc.
                                                        (registered broker
                                                        dealer); AIM Investment
                                                        Services, Inc. (registered
                                                        transfer agent), and Fund
                                                        Management Company
                                                        (registered broker
                                                        dealer); and Chief
                                                        Executive Officer of
                                                        AMVESCAP PLC - Managed
                                                        Products


                                       2